INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits, interest penalties and accrued	0	0
Research and Development Tax Credits [Member]
Other Income	$ 4,798	$ 4,791	$ 6,840
UNITED STATES
Income tax rate		30.00%
UNITED KINGDOM
Income tax rate	25.00%
Net operating loss	$ 108,154
IRELAND
Income tax rate	12.50%
Net operating loss	$ 5,711
SPAIN
Income tax rate	25.00%
Net operating loss	$ 551
Other Jurisdictions [Member]
Income tax rate	19.00%	19.00%	19.00%